Long-term debt (Tables)	12 Months Ended
Mar. 30, 2024
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of C DOR plus 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $ 181 and $ 247 , respectively). Refer to Note 6 for additional information.	$12,319	$12,253
$ 10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $ 2 and $ 8 , respectively)	4,891	6,825
$ 0.4 million term loan from Business Development Bank of Canada, bearing bearing interest at an annual rate of 8.3 % repayable in 72 monthly payments beginning in July 2021 .	231	303
U . S . $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (Note 1 6 (c))	2,033	2,064
Obligations under finance leases, at annual interest rates between 0.9% and 16%, s ecured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2026 (net of deferred financing costs of $42 and nil, respectively)	3,251	176
Eligible borrowing amount of up to $ 4.3 million loan from Investissement Québec, bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 (net of deferred financing costs of $86 and $ 56, respectively)	4,214	2,692
	26,939	24,313
Current portion of long-term debt	4,352	2,133

	$22,587	$22,180

Summary of Future Minimum Lease Payments for Finance Leases
( f )	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2025	$2,630
2026	912
2027	94
2028	—
2029	—

3,636
Less imputed interest	(385)

$3,251

Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease
( g )	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:

2025	$4,243
2026	2,785
2027	13,615
2028	724
2029	850
Thereafter	4,722

$26,939